Long-term debt (Schedule of Future Payments Related to Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
2019, Principal	$ 3,836
2019, Interest	40,537
2019, Principal and Interest Total	44,373
2020, Principal	3,355
2020, Interest	40,243
2020, Principal and Interest Total	43,598
2021, Principal	3,298
2021, Interest	39,941
2021, Principal and Interest Total	43,239
2022, Principal	3,493
2022, Interest	39,598
2022, Principal and Interest Total	43,091
2023, Principal	351,074
2023, Interest	39,314
2023, Principal and Interest Total	390,388
Thereafter, Principal	271,192
Thereafter, Interest	57,175
Thereafter, Principal and Interest Total	328,367
Total payments, Principal	636,248
Total payments, Interest	256,808
Total payments, Principal and future interest expense	893,056
Interest	(256,808)
Deferred financing costs	(4,019)	$ (4,641)
Long-term debt	630,260	$ 633,501
2023 Notes
Debt Instrument [Line Items]
Discount on 2023 Notes	(3,156)
Premium on 2023 Notes	$ 1,187